Commitments and Contingent Liabilities (Tables)	3 Months Ended
Mar. 31, 2012
Commitments and Contingent Liabilities [Abstract]
Status of company's rigs under construction
The following table presents the status of the Company's rig construction program as of March 31, 2012.  Amounts include capitalized interest and an estimate for project contingencies (in millions):

	Expected or actual delivery date	Total estimated project costs	Total costs incurred through March 31, 2012	Projected costs for the remainder of 2012	Projected costs in 2013	Projected costs in 2014	Total future costs

Rowan Renaissance	Dec-13	$748	$182	$53	$497	$16	$566
Rowan Resolute	Jun-14	742	178	21	146	398	564
Rowan Reliance	Dec-14	728	119	67	50	492	609
		$2,218	$479	$141	$693	$906	$1,739